Fair value measurements (Financial assets and liabilities measured at fair value on recurring basis) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Assets
Derivative assets	$ 16,909	$ 3,303
Liabilities
Derivative liabilities	71,197	167,303
Recurring
Assets
Investment, at fair value	38,367	12,110
Derivative assets	16,909	3,303
Liabilities
Derivative liabilities	71,197	167,303
Recurring | Level 1
Assets
Investment, at fair value	38,367	12,110
Derivative assets	0	0
Liabilities
Derivative liabilities	0	0
Recurring | Level 2
Assets
Investment, at fair value	0	0
Derivative assets	16,909	3,303
Liabilities
Derivative liabilities	71,197	167,303
Recurring | Level 3
Assets
Investment, at fair value	0	0
Derivative assets	0	0
Liabilities
Derivative liabilities	$ 0	$ 0